Share-based Payments - Measurement of fair values (Details) € in Thousands		6 Months Ended		12 Months Ended
	Jun. 01, 2022 EUR (€)	Jun. 30, 2022 EUR (€) Options € / shares Y item shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) Options € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key managements remuneration | €		€ 10,705	€ 10,310
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		111.40%
General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of share-based awards | €		€ 105,867		€ 100,684
Total fair value of options granted | €		€ 17,483		€ 15,430
Exercise price		€ 1
Weighted average exercise price for all option		€ 3.77
Number of options vested | shares		1,545,389		2,437,021
General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		€ 0.12
Weighted average exercise price for all option		€ 0.12		€ 0.12
Weighted average remaining contractual life (in years)		4 months 24 days
Number of options granted		2.32
Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total fair value of options granted | €		€ 10,771
Weighted average exercise price for all option		€ 7.85		€ 7.90
Weighted average remaining contractual life (in years)		11 years 10 months 24 days
Number of options granted | Options		0
Number of options exercisable | Options		159,995		0
Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option		€ 0.12		€ 0.12
Weighted average remaining contractual life (in years)		1 year 8 months 12 days
Number of options exercisable | Options		99,609
Weighted average fair value of options granted		2.95
Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option		€ 7.93		8.15
Weighted average remaining contractual life (in years)		9 years 6 months
Number of options exercisable | Options		0
Key managements remuneration | €	€ 4,341
Expenses recognized | €		€ 17
Options under the former arrangement | €		681
Remaining share options value in share based payment for service vesting arrangement | €		€ 325
Weighted average fair value of options granted		1.12
Weighted average timing period (in years) | item		3.3
Executives - Performance-based stock options | General and Administrative Expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses recognized | €	€ 1,553
Executives - Performance-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted		9.39
Expected volatility (%)		109.90%
Executives - Performance-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted		9.55
Executives - Restricted Stock Units Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key managements remuneration | €		€ 1,006
Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price for all option		€ 6.50		€ 7.25
Weighted average remaining contractual life (in years)		9 years 10 months 24 days
Number of options granted | Options		768,817
Number of options exercisable | Options		567,500
Weighted average exercise price of the option		€ 3.62
Weighted average fair value of options granted		1.57
Weighted average timing period (in years) | item		9.9
Executives - Time-based stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		121.90%
Executives - Time-based stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)		124.10%
Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provision made for payments | €		€ 4,731
Expected volatility (%)		67.00%
Weighted average timing period (in years) | Y		1.6
Executives - Success fees | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate (in percent)		0.32%
Executives - Success fees | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rate (in percent)		0.81%